Initial Public Offering (Details Narrative) - $ / shares		12 Months Ended
	Sep. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Exercise price			$ 11.50
Over-Allotment Option [Member]
Sale of units	3,000,000
Purchase price per unit	$ 10.00
Class A Common Stock [Member] | Over-Allotment Option [Member]
Sale of units	3,000,000
Purchase price per unit	$ 10.00
Class A Common Stock [Member] | Public Warrant [Member]
Sale of units		20,000,000
Purchase price per unit		$ 10.00
Exercise price	11.50
Class A Common Stock [Member] | Public Warrant [Member] | Over-Allotment Option [Member]
Exercise price	$ 1.00